Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 5	$ 136	$ 104
Geological consulting fees - capitalized			18
Management fees - expensed	478	747	747
Salaries - expensed	182	185	181
Share-based payments	756		192
Total	$ 1,421	$ 1,068	$ 1,242